Premises, Equipment and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	1 - 40
Furniture, fixtures and equipment	2 - 10

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2014	2013
Land	$16,736	$16,736
Buildings	67,586	67,394
Construction in process	2,892	990
Leasehold improvements	2,731	2,679
Furniture, fixtures and equipment	35,545	34,586
	125,490	122,385
Less accumulated depreciation and amortization	50,308	46,602
Total	$75,182	$75,783

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2014 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2015	$2,444
2016	2,282
2017	2,059
2018	1,975
2019	1,934
Thereafter	13,153
Total minimum lease payments	$23,847